Cash and Cash Equivalents - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	$ 6,363,481	$ 8,808,354	$ 5,123,999
Liabilities from financing activities resulting from financing cash flows	2,055,599	5,022,465	7,240,478
Liabilities from financing activities used in financing cash flows	(1,857,739)	(7,506,662)	(4,327,503)
Liabilities from financing activities, paid interest in financing cash flows	(326,703)	(614,599)	(439,552)
Liabilities from financing activities, total from financing cash flows	(128,843)	(3,098,796)	2,473,423
Liabilities from financing activities, through acquisition of subsidiaries			1,393,926
Liabilities from financing activities, through changes in fair value	13,690	(5,551)	1,536
Liabilities from financing activities, through exchange differences	(765,033)	(62,694)	(787,411)
Liabilities from financing activities, through financial costs	326,837	582,802	594,619
Liabilities from financing activities, through new financial leases	45,639	114,963	28,143
Liabilities from financing activities, through other changes	166,239	24,403	(19,881)
Liabilities arising from financing activities at end of period	6,022,010	6,363,481	8,808,354
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	1,422,681	4,264,806	688,497
Liabilities from financing activities resulting from financing cash flows	1,359,012	3,401,133	4,295,111
Liabilities from financing activities used in financing cash flows	(1,689,240)	(7,150,100)	(2,902,062)
Liabilities from financing activities, paid interest in financing cash flows	(320,948)	(605,522)	(432,515)
Liabilities from financing activities, total from financing cash flows	(651,176)	(4,354,489)	960,534
Liabilities from financing activities, through acquisition of subsidiaries			612,755
Liabilities from financing activities, through changes in fair value	3,990	4,812	413
Liabilities from financing activities, through exchange differences	(80,673)	8,608	(230,631)
Liabilities from financing activities, through financial costs	323,080	571,136	560,160
Liabilities from financing activities, through other changes	957,126	927,808	1,673,078
Liabilities arising from financing activities at end of period	1,975,028	1,422,681	4,264,806
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	4,818,468	4,535,549	4,352,974
Liabilities from financing activities resulting from financing cash flows	582,583	1,525,820	2,929,441
Liabilities from financing activities used in financing cash flows	(91,207)	(297,385)	(1,393,822)
Liabilities from financing activities, total from financing cash flows	491,376	1,228,435	1,535,619
Liabilities from financing activities, through acquisition of subsidiaries			758,494
Liabilities from financing activities, through changes in fair value	9
Liabilities from financing activities, through exchange differences	(516,196)	(50,138)	(418,440)
Liabilities from financing activities, through financial costs	9,757
Liabilities from financing activities, through other changes	(784,683)	(895,378)	(1,693,098)
Liabilities arising from financing activities at end of period	4,018,731	4,818,468	4,535,549
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	190,269	121,973	104,492
Liabilities from financing activities used in financing cash flows	(77,292)	(59,177)	(31,619)
Liabilities from financing activities, paid interest in financing cash flows	(5,755)	(9,077)	(7,037)
Liabilities from financing activities, total from financing cash flows	(83,047)	(68,254)	(38,656)
Liabilities from financing activities, through acquisition of subsidiaries			22,677
Liabilities from financing activities, through exchange differences	(15,290)	10,866	(2,992)
Liabilities from financing activities, through financial costs	9,286	11,666	8,170
Liabilities from financing activities, through new financial leases	45,639	114,963	28,143
Liabilities from financing activities, through other changes	(4,297)	(945)	139
Liabilities arising from financing activities at end of period	142,560	190,269	121,973
Assets held to cover liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	(67,937)	(113,974)	(21,964)
Liabilities from financing activities resulting from financing cash flows	114,004	95,512	15,926
Liabilities from financing activities, total from financing cash flows	114,004	95,512	15,926
Liabilities from financing activities, through changes in fair value	9,691	(10,363)	1,123
Liabilities from financing activities, through exchange differences	(152,874)	(32,030)	(135,348)
Liabilities from financing activities, through financial costs	(15,286)		26,289
Liabilities from financing activities, through other changes	(1,907)	(7,082)
Liabilities arising from financing activities at end of period	$ (114,309)	$ (67,937)	$ (113,974)